Reserves for Losses and Loss Adjustment Expenses - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Prior years	$ (32.7)	$ 89.2	$ (35.8)	$ 48.4
Insurance
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Prior years			(5.5)	105.9
Reinsurance
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Prior years			$ (30.3)	$ (57.5)